Revenue Recognition (Additional Information) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition, Milestone Method [Line Items]
Revenue recognized	$ 23,700	$ 19,000	$ 25,500	$ 16,800
Contract liabilities			128,500	147,900
Revenue remaining performance obligation amount	25,300		20,700	35,300
Contract asset	$ 0		0	0
Deferred Revenue			$ 120,078	$ 147,900	$ 127,200
Revenue remaining performance obligation expected timing of satisfaction year			2023
Revenue remaining performance obligation percentage			94.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue Recognition, Milestone Method [Line Items]
Revenue remaining performance obligation expected timing of satisfaction year			2021